UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:   811-9613

Name of Fund: Legg Mason Investment Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:
Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code:    (410) 539-0000

Date of fiscal year end:   December 31, 2004

Date of reporting period:   June 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

Legg Mason
Opportunity Trust

June 30, 2004

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Opportunity Trust’s semi-annual report for the six months ended June 30, 2004.

   The following table summarizes key statistics for the respective classes of the Fund, along with some comparative indices, as of June 30, 2004. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

Total ReturnsA

	6 Months	1 Year

Opportunity Trust
Primary Class	+7.41%	+25.56%
Institutional Class	+8.03%	+26.87%
Dow Jones Industrial AverageB	+0.80%	+18.63%
S&P 500 Stock Composite IndexC	+3.44%	+19.11%
Value Line IndexD	+3.91%	+25.99%

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

July 29, 2004

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis. It is not possible to invest in an index.

C	A market capitalization-weighted index, including reinvestment of dividends and capital gain distributions, that is generally considered representative of the U.S. Stock Market.

D	Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small- capitalization companies.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Opportunity Trust

   The following graphs compare the Fund’s total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Due to the limited operating history of the Financial Intermediary Class, a performance graph is not presented. The Financial Intermediary Class, which began operations on February 13, 2004, had a total return of +4.78% for the period ended June 30, 2004.
   Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustments have been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+25.56%	+25.56%
Life of Class*	+52.74%	+9.87%
*Inception date: December 30, 1999

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning December 31, 1999.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+26.87%	+26.87%
Life of Class*	+52.24%	+11.05%
*Inception date: June 26, 2000

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning June 30, 2000.

Semi-Annual Report to Shareholders

Sector Diversification (as of June 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of June 30, 2004)

% of
Security	Net Assets

Tyco International Ltd.	8.4%
Amazon.com, Inc.	7.9%
AmeriCredit Corp.	6.2%
InterActiveCorp	4.8%
Providian Financial Corporation	4.2%
Sepracor Inc.	4.1%
NII Holdings Inc.	3.8%
Level 3 Communications, Inc.	3.6%
Level 3 Communications, Inc., 9.125% due 5/1/08	3.4%
Netflix Inc.	3.0%

Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio Performance C

Strongest performers for the 2nd quarter 2004D

1.	Yahoo! Inc.	+50.2%
2.	Amazon.com, Inc.	+25.7%
3.	VeriSign, Inc.	+20.0%
4.	The AES Corporation	+16.4%
5.	JetBlue Airways Corporation	+16.4%
6.	Tyco International Ltd.	+15.7%
7.	LifePoint Hospitals, Inc.	+15.1%
8.	AmeriCredit Corp.	+14.7%
9.	Pentair, Inc.	+14.4%
10.	Acxiom Corporation	+13.3%

Weakest performers for the 2nd quarter 2004D

1.	Gemstar-TV Guide International, Inc.	-28.5%
2.	Friedman, Billings, Ramsey Group, Inc.	-25.0%
3.	Fieldstone Investment Corporation	-18.2%
4.	Netease.com Inc. - ADR	-17.0%
5.	Level 3 Communications, Inc.	-12.3%
6.	The Interpublic Group of Companies, Inc.	-10.7%
7.	Pinnacle Entertainment, Inc.	-8.6%
8.	InterActiveCorp	-4.7%
9.	NII Holdings Inc.	-4.0%
10.	Omega Capital Partners Limited	-4.0%

Portfolio Changes

Securities added during the 2nd quarter 2004

Gol – Linhas Aereas Inteligentes S.A. – ADR
MedImmune, Inc.
Netflix Inc.
UTStarcom, Inc.
RCN Corporation, 10%, due 10/15/07
RCN Corporation, 11.125%, due 10/15/07
RCN Corporation, 10.125%, due 1/15/10

Securities sold during the 2nd quarter 2004

Aon Corporation
Washington Mutual, Inc.

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Opportunity Trust
June 30, 2004 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 93.7%
Consumer Discretionary — 18.2%
Hotels, Restaurants and Leisure — 0.6%
Pinnacle Entertainment, Inc.	1,761	$22,205	A

Internet and Catalog Retail — 12.7%
Amazon.com, Inc.	5,000	272,000	A
InterActiveCorp	5,500	165,770	A

		437,770

Media — 4.9%
Gemstar-TV Guide International, Inc.	7,465	35,832	A
The Interpublic Group of Companies, Inc.	2,500	34,325	A
XM Satellite Radio Holdings Inc.	3,600	98,244	A

		168,401

Consumer Staples — 2.3%
Beverages — 2.3%
Cott Corporation	2,500	81,000	A

Financials — 17.4%
Consumer Finance — 10.4%
AmeriCredit Corp.	11,000	214,830	A,B
Providian Financial Corporation	10,000	146,700	A

		361,530

Diversified Financial Services — 3.4%
CIT Group Inc.	1,300	49,777
Fieldstone Investment Corporation	2,667	42,005	B,C
Janus Capital Group Inc.	1,500	24,735

		116,517

Insurance — 1.5%
UnumProvident Corporation	3,300	52,470

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value

Financials — Continued
Real Estate — 2.1%
Friedman, Billings, Ramsey Group, Inc.	3,700	$73,223

Health Care — 9.3%
Biotechnology — 1.5%
MedImmune, Inc.	2,200	51,480	A

Health Care Equipment and Supplies — 1.0%
WebMD Corporation	3,575	33,319	A

Health Care Providers and Services — 2.7%
LifePoint Hospitals, Inc.	448	16,660	A
Omnicare, Inc.	1,800	77,058

		93,718

Pharmaceuticals — 4.1%
Sepracor Inc.	2,700	142,830	A

Industrials — 15.5%
Airlines — 1.9%
JetBlue Airways Corporation	1,800	52,884	A
Gol – Linhas Aereas Inteligentes S.A. – ADR	800	13,600

		66,484

Commercial Services and Supplies — 3.4%
Cendant Corporation	3,700	90,576
Republic Services, Inc.	930	26,911

		117,487

Industrial Conglomerates — 8.4%
Tyco International Ltd.	8,800	291,632

Semi-Annual Report to Shareholders

	Shares/Par	Value

Industrials — Continued
Machinery — 1.8%
Pentair, Inc.	1,800	$60,552

Information Technology — 16.6%
Communications Equipment — 1.5%
UTStarcom, Inc.	1,700	51,425	A

Internet Software and Services — 9.8%
Netease.com Inc. – ADR	1,515	62,579	A
NetFlix Inc.	2,900	104,255	A,B
VeriSign, Inc.	5,000	99,500	A
Yahoo! Inc.	2,000	72,660	A

		338,994

IT Consulting and Services — 3.7%
Acxiom Corporation	3,000	74,490
Unisys Corporation	3,900	54,132	A

		128,622

Software — 1.6%
Computer Associates International, Inc.	2,000	56,120

Limited Partnerships — 2.9%
Arience Capital Partners I, LP	50,000	64,760	A,D
Davis Partners Fund I LLP	2,895	5,220	A,D
Hygrove Capital Fund	15,000	16,713	A,D
Omega Capital Partners Limited	10,000	13,755	A,D

		100,448

Telecommunication Services — 9.2%
Diversified Telecommunication Services — 5.4%
Cincinnati Bell Inc.	14,500	64,380	A,B
Level 3 Communications, Inc.	34,924	123,980	A,B

		188,360

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value

Telecommunication Services — Continued
Wireless Telecommunication Services — 3.8%
NII Holdings Inc.	3,900	$131,391	A,B

Utilities — 2.3%
Multi-Utilities and Unregulated Power — 2.3%
The AES Corporation	8,000	79,440	A

Total Common Stock and Equity Interests (Identified Cost — $2,095,123)		3,245,418

Corporate and Other Bonds — 3.8%
Level 3 Communications, Inc., 9.125%, due 5/1/08	$150,000	118,875	B
RCN Corporation, 10% due 10/15/07	2,500	1,456	E
RCN Corporation, 11.125% due 10/15/07	19,000	11,115	E
RCN Corporation, 10.125% due 1/15/10	1,500	885	E

Total Corporate and Other Bonds (Identified Cost — $112,960)		132,331

Repurchase Agreements — 1.9%
Goldman, Sachs & Company 1.47%, dated 6/30/04, to be repurchased at $32,904 on 7/1/04 (Collateral: $35,979 Fannie Mae mortgage-backed securities, 4.50% due 10/1/33, value $33,703)	32,903	32,903
J. P. Morgan Chase & Co. 1.30%, dated 6/30/04, to be repurchased at $32,904 on 7/1/04 (Collateral: $31,476 Freddie Mac notes, 5.875%, due 3/21/11, value $33,568)	32,902	32,902

Total Repurchase Agreements (Identified Cost — $65,805)		65,805

Total Investments — 99.4% (Identified Cost — $2,273,888)		3,443,554
Other Assets Less Liabilities — 0.6%		20,469

Net Assets — 100.0%		$3,464,023

Semi-Annual Report to Shareholders

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2004, the total market value of Affiliated Companies was $799,716, and the identified cost was $647,573.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 1.2% of net assets.

D	Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

	Acquisition Date	Cost	Value

Arience Capital Partners I, LP	March 2003	$50,000	$64,760
Davis Partners Fund I LLP	November 2001	2,895	5,220
Hygrove Capital Fund	May 2002	15,000	16,713
Omega Capital Partners Limited	June 2002	10,000	13,755

E	Bond is in default at June 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Opportunity Trust

June 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:

Investment securities at value (cost – $2,208,083):
Affiliated	$799,716
Non-affiliated	2,578,033
Short-term securities at value (cost – $65,805)	65,805

Total investments		$3,443,554
Receivable for fund shares sold		13,660
Receivable for securities sold		9,296
Receivable for dividend and interest income		4,238

		3,470,748

Liabilities:
Payable for fund shares repurchased	1,560
Due to manager and distributor	4,668
Accrued expenses	497

		6,725

Net Assets		$3,464,023

Net assets consist of:

Accumulated paid-in-capital applicable to:
223,573 Primary Class shares outstanding	$2,504,033
771 Financial Intermediary Class shares outstanding	10,635
9,894 Institutional Class shares outstanding	119,107
Undistributed net investment income/(loss)	(10,348)
Accumulated net realized gain/(loss) on investments	(329,070)
Unrealized appreciation/(depreciation) of investments	1,169,666

Net Assets		$3,464,023

Net Asset Value Per Share:

Primary Class		$14.79

Financial Intermediary Class		$14.79

Institutional Class		$14.81

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Opportunity Trust

For the Six Months Ended June 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:

Dividends
Affiliated companies	$187
Other dividends	5,519
Interest
Affiliated companies	10,881
Other interest	1,364

Total income			$17,951

Expenses:

Investment advisory fee	11,842

Distribution and service fees:
Primary Class	14,981
Financial Intermediary Class	8
Audit and legal fees	88
Custodian fee	206
Directors’ fees and expenses	19
Dividend expense on short positions	80
Interest expense	75
Registration expense	75
Reports to shareholders	128

Transfer agent and shareholder servicing expense:
Primary Class	794
Financial Intermediary Class	4
Institutional Class	10
Other expenses	30

Total expenses			28,340

Net Investment Income/(Loss)			(10,389)

Net Realized and Unrealized Gain/(Loss) on Investments and Securities Sold Short:

Net Realized gain/(loss) on:
Investments	33,996	A,B
Securities sold short	(183,704)
Change in unrealized appreciation/ (depreciation) of investments	387,997

Net Realized and Unrealized Gain/(Loss) on Investments			238,289

Change in Net Assets Resulting From Operations			$227,900

A	Includes $3,125 of net realized loss on sale of shares of Affiliated Companies.

B	See Note 1, Commission Recapture, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Opportunity Trust

(Amounts in Thousands)

	For the Six Months	For the Year
	Ended	Ended
	6/30/04	12/31/03
	(Unaudited)

Change in Net Assets:

Net investment income/(loss)	$(10,389)	$619
Net realized gain/(loss) on investments and securities sold short	(149,708)	47,930

Change in unrealized appreciation/ (depreciation) of investments	387,997	981,998

Change in net assets resulting from operations	227,900	1,030,547

Distributions to shareholders:

From net investment income:
Primary Class	—	(9,813)
Financial Intermediary Class	(23)	N/A
Institutional Class	(306)	(1,166)

Change in net assets from Fund share transactions:
Primary Class	329,795	352,573
Financial Intermediary Class	10,635	N/A
Institutional Class	31,755	47,231

Change in net assets	599,756	1,419,372

Beginning of period	2,864,267	1,444,895

End of period	$3,464,023	$2,864,267

Undistributed net investment income/(loss)	$(10,348)	$370

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Opportunity Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months		Years Ended December 31,
	Ended
	June 30, 2004		2003	2002	2001		2000	1999A

	(Unaudited)
Net asset value, beginning of period	$13.77		$8.23	$9.80	$9.65		$10.00	$10.00

Investment operations
Net investment income/(loss)	(.05)		(.01)	.09	.04	D	.04	—
Net realized and unrealized gain/(loss) on investments	1.07		5.60	(1.61)	.15	D	(.21)	—

Total from investment operations	1.02		5.59	(1.52)	.19		(.17)	—

Distributions
From net investment income	—		(.05)	(.05)	(.04)		(.04)	—
From net realized gain on investments	—		—	—	—		(.14)	—

Total distributions	—		(.05)	(.05)	(.04)		(.18)	—

Net asset value, end of period	$14.79		$13.77	$8.23	$9.80		$9.65	$10.00

Ratios/supplemental data:
Total return	7.41	%B	67.95%	(15.52)%	1.94%		(1.68)%	—
Expenses to average net assets	1.86	%C	1.90%	1.94%	1.89%		1.98%	1.99	% C,E
Net investment income/(loss) to average net assets	(.71	)%C	—	.99%	.45	%D	.63%	—
Portfolio turnover rate	2.6	%B	27.3%	44.4%	59.6%		25.9%	—
Net assets, end of period (in thousands)	$3,306,034		$2,759,299	$1,413,372	$1,717,283		$1,115,626	$146,093

A	For the period December 30, 1999 (commencement of operations) to December 31, 1999.

B	Not annualized.

C	Annualized.

D	As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended December 31, 2001, was an increase in net investment income per share of $.07, a decrease in net realized and unrealized gain/(loss) per share of $.07, and an increase in the ratio of net investment income/(loss) to average net assets from (.38)% to .45%. Per share data and ratios for the periods prior to January 1, 2001, have not been restated to reflect this change in accounting.

E	Net of fees waived by LMM pursuant to an expense limitation of 1.99% of average daily net assets through April 30, 2005. If no fees had been waived by LMM, the annualized ratio of expenses to average daily net assets for the period ended December 31, 1999, would have been 2.39%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Financial Intermediary Class:

	Period
	Ended
	June 30, 2004F

	(Unaudited)
Net asset value, beginning of period	$14.15

Investment operations:
Net investment income/(loss)	.01
Net realized and unrealized gain/(loss) on investments	.66

Total from investment operations	.67

Distributions:
From net investment income	(.03)
From net realized gain on investments	—

Total distributions	(.03)

Net asset value, end of period	$14.79

Ratios/supplemental data:
Total return	4.78	%B
Expenses to average net assets	1.16	%C
Net investment income/(loss) to average net assets	.03	%C
Portfolio turnover rate	2.6	%B
Net assets, end of period (in thousands)	$11,404

F	For the period February 13, 2004 (commencement of operations) to June 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months		Years Ended December 31,
	Ended
	June 30, 2004		2003	2002	2001		2000G

	(Unaudited)
Net asset value, beginning of period	$13.75		$8.21	$9.78	$9.63		$10.45

Investment operations:
Net investment income/(loss)	.04		.06	.18	.12H		.03
Net realized and unrealized gain/(loss) on investments	1.05		5.64	(1.60)	.15H		(.59)

Total from investment operations	1.09		5.70	(1.42)	.27		(.56)

Distributions:
From net investment income	(.03)		(.16)	(.15)	(.12)		(.12)
From net realized gain on investments	—		—	—	—		(.14)

Total distributions	(.03)		(.16)	(.15)	(.12)		(.26)

Net asset value, end of period	$14.81		$13.75	$8.21	$9.78		$9.63

Ratios/supplemental data:
Total return	8.03	%B	69.49%	(14.58)%	2.88%		(5.38	)B
Expenses to average net assets	.82	%C	.87%	.91%	.87%		.91	%C
Net investment income/(loss) to average net assets	.34	%C	.98%	2.05%	1.45	% H	.92	%C
Portfolio turnover rate	2.6	%B	27.3%	44.4%	59.6%		25.9%
Net assets, end of period (in thousands)	$146,585		$104,968	$31,523	$30,995		$12,816

G	For the period June 26, 2000 (commencement of operations) to December 31, 2000.

H	As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended December 31, 2001, was an increase in net investment income per share of $.07, a decrease in net realized and unrealized gain/(loss) per share of $.07, and an increase in the ratio of net investment income/(loss) to average net assets from .62% to 1.45%. Per share data and ratios for the periods prior to January 1, 2001, have not been restated to reflect this change in accounting.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Opportunity Trust

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Investment Trust, Inc. (“Corporation”), consisting of the Legg Mason Opportunity Trust (“Fund”), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.
   The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities and other investments for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   At June 30, 2004, receivables for securities sold and payables for securities purchased were:

Receivable for	Payable for
Securities Sold	Securities Purchased

$9,296	$—

Semi-Annual Report to Shareholders

   For the six months ended June 30, 2004, investment transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$316,215	$81,221

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Commission Recapture

   The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended June 30, 2004, these payments amounted to $291 and are included with realized gains on investment transactions.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December to the extent necessary. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Short Sales

   The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

Illiquid and Restricted Securities

   The Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed “illiquid” if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures established by and under the general supervision of the Board of Directors. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At June 30, 2004, 4.1% of the Fund’s net assets were deemed restricted.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. During the six months ended June 30, 2004, the Fund realized net losses of $149,708. At December 31, 2003, the Fund had capital loss carryforwards of $177,152, expiring in 2010.

3. Transactions With Affiliates:

   The Fund has an investment management agreement with LMM, LLC (“LMM”). For its services to the Fund, LMM receives a management fee, calculated daily and payable monthly, at annual rates of the Fund’s average daily net assets. Under the terms of the investment management agreement, LMM has agreed to waive its fees in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of average daily net assets until April 30, 2005.
   The following charts summarize the management fees and expense limitations for the Fund:

Management Fees

At
June 30, 2004

Management	Asset	Management
Fee	Breakpoint	Fees Payable

1.00%	$0-$100 million	$2,064
0.75%	in excess of $100 million

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Expense Limitations

Expense
Class	Limitation

Primary	1.99%
Financial Intermediary	1.24%
Institutional	0.99%

   Legg Mason Funds Management, Inc. (“LMFM”) serves as investment adviser to the Fund under an investment advisory agreement with LMM. For LMFM’s services to the Fund, LMM (not the Fund) pays LMFM a fee, calculated daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million.

   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMM. For LMFA’s services to the Fund, LMM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMFA has agreed to waive indefinitely all fees payable to it under the agreement.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and/or an annual service fee, based on the Fund’s Primary and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

			At June 30, 2004

	Distribution	Service	Distribution and Service
	Fee	Fee	Fees Payable

Primary Class	0.75%	0.25%	$2,602
Financial Intermediary Class	N/A	0.25%	2

   The Fund paid $88 in brokerage commissions to Legg Mason for the six months ended June 30, 2004.

   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $281 for the six months ended June 30, 2004.
   LMM, LMFM, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Semi-Annual Report to Shareholders

4. Transactions With Affiliated Companies:

   An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

		Purchased		Sold		Dividend/
	Value at					Interest	Value at	Realized
	12/31/03	Cost	Shares	Cost	Shares	Income	6/30/04	Gain/(Loss)

AmeriCredit Corp.	$176,823	$—	—	$(2,668)	(100)	$—	$214,830	$(774)
Cincinnati Bell Inc.	75,467	—	—	(4,895)	(444)	—	64,380	(2,351)
Fieldstone Investment CorporationA	44,672	—	—	—	—	187	42,005	—
Level 3 Communication, Inc.	335,567	—	—	—	—	10,881	242,855	—
Netflix Inc.A	—	88,493	2,900	—	—	—	104,255	—
NII Holdings Inc.	97,019	—	—	—	—	—	131,391	—
Pinnacle Entertainment, Inc.B	16,412	—	—	—	—	—	—	—

	$745,960	$88,493		$(7,563)		$11,068	$799,716	$(3,125)

5. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2004, the Fund had no borrowings under the Credit Agreement.
   The Fund may borrow for investment purposes, also known as “leveraging,” from a separate $100 million line of credit (“Leveraging Credit Agreement”). Leverage is the ability to get a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. Borrowings under the Leveraging Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin.

A	Prior to 2004, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.

B	As the result of the issuance of additional common shares by the company, at June 30, 2004, the Fund owns less than 5% of the company’s voting shares.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
   For the six months ended June 30, 2004, the Fund had average daily borrowings from the Leveraging Credit Agreement of $50 million over 29 days at an average annual interest rate of 1.85%.

6. Fund Share Transactions:

   At June 30, 2004, there were 300,000, 100,000 and 100,000 shares authorized at $0.001 par value for the Primary, Financial Intermediary and Institutional Classes, respectively, of the Fund. Share transactions were:

			Financial
			Intermediary
	Primary Class		Class	Institutional Class

	Six Months	Year	Period	Six Months	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/04	12/31/03	6/30/04C	6/30/04	12/31/03

Shares
Sold	35,748	55,404	1,139	2,687	4,645
Reinvested	—	733	2	21	89
Repurchased	(12,612)	(27,414)	(370)	(447)	(942)

Net Change	23,136	28,723	771	2,261	3,792

Amount
Sold	$506,135	$627,547	$15,872	$37,717	$56,394
Reinvested	—	9,631	22	306	1,166
Repurchased	(176,340)	(284,605)	(5,259)	(6,268)	(10,329)

Net Change	$329,795	$352,573	$10,635	$31,755	$47,231

C	For the period February 13, 2004 (commencement of operations) to June 30, 2004.

Fund Information

Investment Adviser

LMM, LLC Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman Jennifer W. Murphy G. Peter O’Brien S. Ford Rowan

Officers

Marie K. Karpinski, Vice President and Treasurer Gregory T. Merz, Vice President, Secretary and Chief Legal Officer Wm. Shane Hughes, Assistant Treasurer Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart LLP Washington, DC

Independent Auditors

Ernst & Young LLP Philadelphia, PA

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund’s portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or upon request without charge through http://www.leggmasonfunds.com/aboutlmf.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated P.O. Box 1476, Baltimore, MD 21203-1476 410-539-0000

LMF-088

Item 2 — Code of Ethics

     Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

     Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

     Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

     Not applicable.

Item 6 — Schedule of Investments

     The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

     Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11— Exhibits
(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Investment Trust, Inc.

Date: 8/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Investment Trust, Inc.

Date: 8/24/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Investment Trust, Inc.

Date: 8/24/04